Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other comprehensive income (loss), net of tax:
Net income (loss)	$ 93,480	$ 46,788	$ (72,199)
Foreign currency translation gains (losses), net of hedges	6,667	35,148	(4,681)
Net unrealized (losses) gains on derivative instruments designated and qualifying as cash flow hedges	(23,409)	11,521	(1,297)
Amounts reclassified from accumulated other comprehensive loss to net income (loss) on derivative instruments	3,932	(960)	1,369
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Portion Attributable to Parent	0	0	5,756
Gain on sale of available-for-sale securities	0	0	2,268
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(204)	357	2,194
Comprehensive income (loss)	80,466	92,854	(78,102)
Add: Comprehensive loss (income) attributable to noncontrolling interests	4,537	(5,421)	1,008
Total comprehensive income (loss) attributable to Cimpress plc	$ 85,003	$ 87,433	$ (77,094)